Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Baron Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Focused Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Focused Growth Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2014, the Fund’s portfolio turnover rate was 36.92% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.92%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.35% for the Retail Shares and 1.09% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of small- and mid-sized growth companies. The Adviser defines small- and mid-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell Midcap Growth Index at reconstitution. At the last reconstitution by Russell on June 30, 2014, the largest market cap stock in the Russell Midcap Growth Index was $29.87 billion. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small- and Mid-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-Diversified Portfolio.  The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

		Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Although Baron Focused Growth Fund was registered as a mutual fund on June 30, 2008, it has been managed in the same style and by the same portfolio manager since the predecessor partnership’s inception on May 31, 1996. The Fund was added as a series of Baron Select Funds, a Delaware statutory trust, on June 30, 2008. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor partnership’s. The following information shows the Fund’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership and since it converted to a mutual fund. The predecessor partnership charged a 15% performance fee after it reached a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years the partnership charged a performance fee, the returns would have been higher. The Fund does not charge a performance fee. From its inception on May 31, 1996 through June 30, 2008, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or the Internal Revenue Code of 1986, as amended (the “Code”), which if they had been applicable, might have adversely affected its performance. The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 2500™ Growth Index is an unmanaged index of small to mid-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/09: 19.90%
Worst Quarter:	12/31/08: (28.15)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/14)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes), which includes its predecessor partnership’s average annual returns, and the change in value of broad-based market indexes over various periods ended December 31, 2014. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. Because the predecessor partnership did not have a distribution policy prior to July 1, 2008, the Fund is unable to show after-tax returns prior to that date.

		Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell 2500™ Growth Index is an unmanaged index of small to mid-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2014
Baron Focused Growth Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.35%	[1],[2]
1	rr_ExpenseExampleYear01	137
3	rr_ExpenseExampleYear03	428
5	rr_ExpenseExampleYear05	739
10	rr_ExpenseExampleYear10	1,624
2005	rr_AnnualReturn2005	4.51%
2006	rr_AnnualReturn2006	26.63%
2007	rr_AnnualReturn2007	15.25%
2008	rr_AnnualReturn2008	(39.06%)
2009	rr_AnnualReturn2009	33.77%
2010	rr_AnnualReturn2010	25.17%
2011	rr_AnnualReturn2011	(1.42%)
2012	rr_AnnualReturn2012	15.96%
2013	rr_AnnualReturn2013	25.69%
2014	rr_AnnualReturn2014	2.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.15%)
1 year	rr_AverageAnnualReturnYear01	2.35%
5 years	rr_AverageAnnualReturnYear05	12.98%
10 years	rr_AverageAnnualReturnYear10	8.63%
Since Inception	rr_AverageAnnualReturnSinceInception	11.50%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Baron Focused Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses after Expense Waivers	rr_NetExpensesOverAssets	1.09%	[1],[2]
1	rr_ExpenseExampleYear01	111
3	rr_ExpenseExampleYear03	347
5	rr_ExpenseExampleYear05	601
10	rr_ExpenseExampleYear10	1,329
1 year	rr_AverageAnnualReturnYear01	2.54%	[3]
5 years	rr_AverageAnnualReturnYear05	13.25%	[3]
10 years	rr_AverageAnnualReturnYear10	8.77%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.58%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[3]
Baron Focused Growth Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.20%
5 years	rr_AverageAnnualReturnYear05	12.65%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Baron Focused Growth Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.45%
5 years	rr_AverageAnnualReturnYear05	10.30%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Baron Focused Growth Fund | Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.05%
5 years	rr_AverageAnnualReturnYear05	17.27%
10 years	rr_AverageAnnualReturnYear10	9.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
Baron Focused Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.69%
5 years	rr_AverageAnnualReturnYear05	15.45%
10 years	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%

[1]	Based on the fiscal year ended December 31, 2014.
[2]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares.
[3]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.